Reporting Entity	12 Months Ended
Mar. 31, 2020
General Information About Financial Statements [Abstract]
Reporting Entity
Reporting Entity
Takeda Pharmaceutical Company Limited (the “Company”) is a public company incorporated in Japan. The Company and its subsidiaries (collectively, “Takeda”) is a global, values-based, research and development (“R&D”) driven biopharmaceutical company with an innovative portfolio, engaged primarily in the research, development, manufacturing and marketing of pharmaceutical products. Takeda has grown both organically and through acquisitions, completing a series of major transactions that have brought therapeutic, geographic and pipeline growth. Takeda’s principal pharmaceutical products include medicines in the following key business areas: gastroenterology (“GI”), rare diseases, Plasma-Derived Therapies (“PDT”), oncology, and neuroscience.